FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 61,083	$ 23,368	$ 33,376
Other Investments	4,767	69	$ 41
Accounts payable and accrued liabilities	27,764	19,775
Loans payable	9,672	$ 8,875
Financial assets at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Other Investments	4,767
Trade and other receivables	8,755
Total financial assets	13,522
Financial assets at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	61,083
Other Investments	0
Trade and other receivables	11,389
Total financial assets	72,472
Financial liabilities at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	6,389
Loans payable	0
Total financial liabilities	6,389
Financial liabilities at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	21,375
Loans payable	9,672
Total financial liabilities	31,047
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	61,083
Other Investments	4,767
Trade and other receivables	20,144
Total financial assets	85,994
Accounts payable and accrued liabilities	27,764
Loans payable	9,672
Total financial liabilities	37,436
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	61,083
Other Investments	4,767
Trade and other receivables	20,144
Total financial assets	85,994
Accounts payable and accrued liabilities	27,764
Loans payable	9,672
Total financial liabilities	$ 37,436